GENERAL INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of general information [Abstract]
Number of American depositary ordinary shares traded	600
Accumulated losses	$ (405,629)	$ (401,002)